Equity-Based Compensation	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Equity-Based Compensation

11. Equity-Based Compensation

The Limited Partnership Agreement allows profits interests in Topco to be granted to directors, officers, employees, and consultants of Topco and its subsidiaries. The performance-based profits interests (“Common Series C Units”) are subject to certain vesting requirements, as described below.

Additionally, in 2014, Topco issued 30,000 time-vesting profits interests (“Common Series D Units”) to entities affiliated with one equity sponsor of Topco. Time-vesting profits interests vest on a monthly basis beginning on October 1, 2014 and end on September 1, 2019. The compensation expense associated with the issuance of such awards for non-employees is recorded by the Company as the Company receives the benefit of the services being provided by the non-employees.

Common Series C Units and Common Series C-2 Units

During the years ended December 31, 2019, 2018, and 2017, 21,953 Common Series C Units, 10,830 Common Series C Units, and 37,641 Common Series C Units, respectively, were granted at no cost to employees of the Company. As the result of an amendment and restatement of the Limited Partnership Agreement, on March 15, 2018, 75% of all Common Series C Units awards are subject to vesting over four fiscal years from their respective issuance date. The remaining 25% of the units vest if and when Topco’s private equity sponsors as of the date of the 2014 Topco Acquisition realize a pre-tax internal rate of return of 20% compounded annually with respect to the Common Series A Units of Topco held by such sponsors. To the extent the Common Series C Units vest, such units may still be forfeited as a result of termination of the employment of the applicable holders or upon a non-qualifying exit event. Certain awards vest over the remaining initial four-year term, subject to the employee’s continued employment. In addition, certain Common Series C Units were issued in connection with the Daymon Acquisition to Daymon employees, certain of which are deemed to be vested upon issuance, and certain on which vest in four installments on each of the first four anniversaries following the completion of the Daymon Acquisition, subject to such employee’s continued employment with the Company. The Limited Partnership Agreement also authorizes Topco to issue 35,000 Common Series C-2 Units to employees of the Company, which are deemed to be vested upon issuance and subject to substantially similar forfeiture provisions as the Common Series C Units, including forfeiture upon certain terminations of employment with the Company of the applicable holders or a non-qualifying exit event.

A valuation including an option pricing method to allocation and Monte Carlo simulation was used to estimate the fair value of Common Series C Units and Common Series C-2 Units. The expected price volatility is based on the average of the historical volatility of comparable public companies. The risk-free rate is based on U.S. Treasury yields in effect at the time of grant over the expected term. The Company did not use a dividend yield as it has not historically paid distributions.

The following weighted average assumptions were used in determining the fair value of Common Series C Unit grants made during the years ended December 31, 2019, 2018, and 2017:

	Year Ended December 31,
	2019	2018	2017
Grant date fair value	$37.90	$167.40	$256.00
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	41.2%	36.0%	39.7%
Risk-free interest rate	2.5%	2.3%	1.6%
Lack of marketability discount	31.3%	29.2%	28.2%
Expected term (years)	1.0	1.0	2.0

The following weighted average assumptions were used in determining the fair value of Common Series C-2 Unit grants made during the year ended December 31, 2019 and 2018.

	Year Ended December 31,
	2019	2018
Grant date fair value	$284.00	$625.99
Dividend yield	0.0%	0.0%
Yield Test Probability	39.0%	97.1%
Cost of Equity Capital	11.1%	12.3%
Expected term (years)	2.0	3.0

Topco has the option to repurchase Common Series C Units for cash or in exchange for contingent promissory notes issued by Topco, bearing a market rate of interest, which would be payable upon a specified event occurring.

The following table summarizes the activity in the Common Series C Units during the periods presented:

	Year Ended December 31,
	2019	2018	2017
Beginning of the period	$156,975	$150,906	$126,673
Grants	21,953	10,830	37,641
Forfeitures	(4,738)	(4,416)	(11,563)
Repurchases	—	(345)	(1,845)

End of the period	$174,190	$156,975	$150,906

The following table summarizes the activity in the Common Series C-2 Units during the year ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019	2018
Beginning of the period	$33,525	$—
Grants	1,425	34,275
Forfeitures	(1,550)	(750)

End of the period	$33,400	$33,525

No compensation expense has been recorded in the years ended December 31, 2019, 2018, and 2017, in connection with the Common Series C Units or the Common Series C-2 Units since a vesting exit event is not yet deemed probable of occurring. If a vesting exit event had become probable in 2019, Company would have recognized a compensation expense of $18.8 million for the year ended December 31, 2019 in connection with the Common Series C Units and $11.1 million for the year ended December 31, 2019 in connection with the Common Series C-2 Units.

Common Series D Units

The Company measures the fair value of the Common Series D Units quarterly throughout the five-year vesting period and recognizes this cost ratably over the vesting period. There were no grants during the years ended December 31, 2019, 2018, and 2017. The OPM was used to estimate the Common Series D Units fair value of $300 as of the grant date. The expected share price volatility is based on the average of the historical volatility of comparable public companies. The risk-free rate is based on U.S. Treasury yields in effect at the time of grant over the expected term. The Company did not use a dividend yield as it has not historically paid distributions. The fair value of these units at the end of each measurement period were $184, $165, and $638 per unit as of December 31, 2019, 2018, and 2017. Since the Common Series D Units that were issued under the Limited Partnership Agreement were for interests in Topco, which is outside of the consolidated group, the value of the profits interests were marked to market at each of the Company’s reporting periods.

The following assumptions were used in determining the fair value for the periods ended December 31, 2019, 2018, and 2017:

	Year Ended December 31,
	2019	2018	2017
Grant date fair value	$300.00	$300.00	$300.00
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	44.0%	40.0%	35.0%
Risk-free interest rate	1.6%	2.6%	1.9%
Lack of marketability discount	26.0%	25.0%	20.0%
Expected term (years)	1.0	1.0	2.0

On December 31, 2019, there were 30,000 Common Series D Units outstanding. During the years ended December 31, 2019, 2018 and 2017, the Company recorded an equity-based compensation expense of $1.3 million, a gain related to equity-based compensation of $8.2 million and an equity-based compensation expense of $5.6 million, respectively, included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income.